Stockholders' Equity - Additional Information (Details) - $ / shares			1 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended
	Jun. 25, 2020	Apr. 17, 2020	May 01, 2020		Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Apr. 16, 2020
Preferred stock, authorized			1,000,000			1,000,000	1,000,000
Preferred stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued			0			0	0
Preferred stock, outstanding			0			0	0
Stock split, description						The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination, or earlier at the option of the holders, on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as described herein.
Public warrants expiration term			5 years			5 years
Warrant exercise price			$ 11.50			$ 11.50	$ 11.50
Minimum share price required for redemption of warrants			$ 18.00			$ 18.00
Percentage of proceeds from share issuances			60.00%			60.00%
Exercise price adjustment percentage			115.00%			115.00%
Redemption trigger price adjustment percentage			180.00%			180.00%
Private Placement Warrants
Warrant exercise price					$ 1.00
Number of trading days			20 days			20 days
Warrants redemption price per share			$ 0.01			$ 0.01	0.01
Number of trading days ending on third business day			30 days			30 days
Maximum
Business acquisition, share price			$ 9.20			$ 9.20	$ 9.20
Sponsor | Maximum
Number of trading days			30 days				30 days
Sponsor | Minimum [Member]
Number of trading days			20 days				20 days
Class A Common Stock
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized			100,000,000			100,000,000	100,000,000
Common stock, shares, issued						23,000,000	23,000,000
Common stock, shares, outstanding						23,000,000	23,000,000
Temporary equity, shares subject to possible redemption						21,697,668	21,697,668
Common stock, outstanding			0		1,156,073	1,302,332	1,302,332	0
Number of trading days						20 days
Common stock, issued			0			1,302,332	1,302,332
Class A Common Stock | Private Placement Warrants
Minimum share price required for redemption of warrants			$ 18.00			$ 18.00
Class A Common Stock | Public Warrants
Minimum share price required for redemption of warrants			10.00			10.00
Warrants redemption price per share			0.10			0.10	$ 0.10
Class B Common Stock
Common stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Common stock, authorized			10,000,000			10,000,000	10,000,000
Common stock, shares, issued						5,750,000	5,750,000
Common stock, shares, outstanding						5,750,000	5,750,000
Common stock, outstanding			5,750,000		5,750,000	5,750,000	5,750,000	0
Common stock, issued			5,750,000			5,750,000	5,750,000
Class B Common Stock | Sponsor
Issuance of common stock to Sponsor, shares	5,750,000	5,031,250	5,750,000	[1],[2]	5,750,000
Common stock, outstanding	5,750,000
Threshold percentage of founder shares to total shares outstanding	20.00%	20.00%	20.00%
Class B Common Stock | Over-Allotment Units | Sponsor
Underwriter options exercised						750,000
Class B Common Stock | Over-Allotment Units | Sponsor | Maximum
Over-allotment option is not exercised in full or in part	750,000

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.